Fair Value Measurements (Details) - Schedule of Fair Value Measurement Inputs for Warrants	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 29, 2020 $ / shares
Public Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.3
Public Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term			5 years 4 months 24 days
Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			35.0
Public Warrants [Member] | Measurement Input, Call Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			18.0
Public Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			11.50
Public Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			9.60
Private Placement Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.0	0.3	0.3
Private Placement Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	5 years 1 month 6 days	5 years 4 months 24 days	5 years 4 months 24 days
Private Placement Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	26.1	35.0	35.0
Private Placement Warrants [Member] | Measurement Input, Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0
Private Placement Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50	11.50
Private Placement Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.18	11.30	9.60